UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-01608

Franklin High Income Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Alison Baur

Franklin Templeton

One Franklin Parkway

San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: (650) 312-2000

Date of fiscal year end: September 30

Date of reporting period: March 31, 2026

ITEM 1.	REPORT TO STOCKHOLDERS

(a) The Report to Shareholders is filed herewith

Franklin High Income Fund
Class A [FHQRX]
Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about Franklin High Income Fund for the period October 1, 2025, to March 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$43	0.85%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$2,867,500,603
Total Number of Portfolio Holdings	354
Portfolio Turnover Rate	15.11%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin High Income Fund	PAGE 1	1105-STSR-0526

Franklin High Income Fund
Class A1 [FHAIX]
Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about Franklin High Income Fund for the period October 1, 2025, to March 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$37	0.74%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$2,867,500,603
Total Number of Portfolio Holdings	354
Portfolio Turnover Rate	15.11%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin High Income Fund	PAGE 1	105-STSR-0526

Franklin High Income Fund
Class C [FCHIX]
Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about Franklin High Income Fund for the period October 1, 2025, to March 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$63	1.25%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$2,867,500,603
Total Number of Portfolio Holdings	354
Portfolio Turnover Rate	15.11%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin High Income Fund	PAGE 1	205-STSR-0526

Franklin High Income Fund
Class R [FHIRX]
Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about Franklin High Income Fund for the period October 1, 2025, to March 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R	$55	1.10%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$2,867,500,603
Total Number of Portfolio Holdings	354
Portfolio Turnover Rate	15.11%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin High Income Fund	PAGE 1	805-STSR-0526

Franklin High Income Fund
Class R6 [FHRRX]
Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about Franklin High Income Fund for the period October 1, 2025, to March 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$26	0.51%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$2,867,500,603
Total Number of Portfolio Holdings	354
Portfolio Turnover Rate	15.11%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin High Income Fund	PAGE 1	355-STSR-0526

Franklin High Income Fund
Advisor Class [FVHIX]
Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about Franklin High Income Fund for the period October 1, 2025, to March 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class	$30	0.60%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$2,867,500,603
Total Number of Portfolio Holdings	354
Portfolio Turnover Rate	15.11%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin High Income Fund	PAGE 1	605-STSR-0526

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Franklin
High Income Fund
Financial Statements and Other Important Information
Semi-Annual | March 31, 2026
If you need assistance accessing this content, please reach out to your sales representative or send an email to
accessibility@franklintempleton.com .

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Semiannual

Financial Highlights and Schedule of Investments 2
Financial Statements 22
Notes to Financial Statements 26
Changes In and Disagreements with Accountants 37
Results of Meeting(s) of Shareholders 37
Remuneration Paid to Directors, Officers and Others 37
Board Approval of Management and Subadvisory Agreements 37

Franklin High Income Trust
Financial Highlights
Franklin High Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended March
31, 2026
(unaudited)
Year Ended September 30,
Year Ended
September 30,
2022
a
Year Ended May 31,
2025 2024 2023 2022 2021
Class A
Per share operating
performance
(for a share outstanding
throughout the period)
Net asset value, beginning
of period ............ $1.76 $1.75 $1.62 $1.54 $1.69 $1.87 $1.72
Income from investment
operations
b
:
Net investment income
c
. 0.05 0.11 0.11 0.10 0.03 0.08 0.09
Net realized and
unrealized gains
(losses) ........... (0.03) 0.01 0.13 0.08 (0.15) (0.17) 0.16
Total from investment
operations ........... 0.02 0.12 0.24 0.18 (0.12) (0.09) 0.25
Less distributions from:
Net investment income .. (0.06) (0.11) (0.11) (0.10) (0.03) (0.09) (0.10)
Net asset value, end of
period .............. $1.72 $1.76 $1.75 $1.62 $1.54 $1.69 $1.87
Total return
d
........... 0.91% 7.03% 15.13% 12.06% (7.03)% (5.15)% 14.52%
Ratios to average net
assets
e
Expenses before waiver and
payments by affiliates .... 0.85% 0.84% 0.84% 0.86% 0.88% 0.87% 0.86%
Expenses net of waiver and
payments by affiliates .... 0.85%
f
0.83% 0.83% 0.85%
g
0.87%
g
0.87%
f,g
0.85%
g
Net investment income ... 6.20% 6.11% 6.26% 6.05% 6.02% 4.66% 5.10%
Supplemental data
Net assets , end of period
(000’s) .............. $1,006,558 $963,080 $886,357 $713,381 $642,620 $689,210 $553,316
Portfolio turnover rate .... 15.11% 39.11% 36.83% 34.60% 4.96% 31.57% 55.37%
a
For the period June 1, 2022 to September 30, 2022.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin High Income Trust
Financial Highlights
Franklin High Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended March
31, 2026
(unaudited)
Year Ended September 30,
Year Ended
September 30,
2022
a
Year Ended May 31,
2025 2024 2023 2022 2021
Class A1
Per share operating
performance
(for a share outstanding
throughout the period)
Net asset value, beginning
of period ............ $1.78 $1.77 $1.64 $1.56 $1.71 $1.88 $1.73
Income from investment
operations
b
:
Net investment income
c
. 0.06 0.11 0.11 0.10 0.03 0.09 0.10
Net realized and
unrealized gains
(losses) ........... (0.04) 0.01 0.13 0.08 (0.15) (0.17) 0.15
Total from investment
operations ........... 0.02 0.12 0.24 0.18 (0.12) (0.08) 0.25
Less distributions from:
Net investment income .. (0.06) (0.11) (0.11) (0.10) (0.03) (0.09) (0.10)
Net asset value, end of
period .............. $1.74 $1.78 $1.77 $1.64 $1.56 $1.71 $1.88
Total return
d
........... 0.92% 7.05% 15.06% 12.02% (6.90)% (4.51)% 14.52%
Ratios to average net
assets
e
Expenses before waiver and
payments by affiliates .... 0.75% 0.74% 0.74% 0.76% 0.78% 0.77% 0.76%
Expenses net of waiver and
payments by affiliates .... 0.74% 0.73% 0.73% 0.75%
f
0.77%
f
0.76%
f
0.76%
f,g
Net investment income ... 6.29% 6.21% 6.35% 6.15% 6.12% 4.74% 5.18%
Supplemental data
Net assets , end of period
(000’s) .............. $1,139,120 $1,206,382 $1,288,613 $1,276,764 $1,311,893 $1,483,888 $1,758,443
Portfolio turnover rate .... 15.11% 39.11% 36.83% 34.60% 4.96% 31.57% 55.37%
a
For the period June 1, 2022 to September 30, 2022.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin High Income Trust
Financial Highlights
Franklin High Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended March
31, 2026
(unaudited)
Year Ended September 30,
Year Ended
September 30,
2022
a
Year Ended May 31,
2025 2024 2023 2022 2021
Class C
Per share operating
performance
(for a share outstanding
throughout the period)
Net asset value, beginning
of period ............ $1.81 $1.80 $1.66 $1.58 $1.74 $1.91 $1.76
Income from investment
operations
b
:
Net investment income
c
. 0.05 0.10 0.10 0.09 0.03 0.08 0.09
Net realized and
unrealized gains
(losses) ........... (0.03) 0.01 0.14 0.09 (0.16) (0.17) 0.15
Total from investment
operations ........... 0.02 0.11 0.24 0.18 (0.13) (0.09) 0.24
Less distributions from:
Net investment income .. (0.05) (0.10) (0.10) (0.10) (0.03) (0.08) (0.09)
Net asset value, end of
period .............. $1.78 $1.81 $1.80 $1.66 $1.58 $1.74 $1.91
Total return
d
........... 1.22% 6.36% 14.87% 11.25% (7.53)% (4.93)% 13.69%
Ratios to average net
assets
e
Expenses before waiver and
payments by affiliates .... 1.25% 1.24% 1.24% 1.26% 1.28% 1.26% 1.26%
Expenses net of waiver and
payments by affiliates .... 1.25%
f
1.23% 1.23% 1.25%
g
1.27%
g
1.26%
f,g
1.26%
f,g
Net investment income ... 5.80% 5.71% 5.85% 5.64% 5.63% 4.22% 4.68%
Supplemental data
Net assets , end of period
(000’s) .............. $83,712 $78,823 $77,858 $77,923 $98,923 $119,630 $220,646
Portfolio turnover rate .... 15.11% 39.11% 36.83% 34.60% 4.96% 31.57% 55.37%
a
For the period June 1, 2022 to September 30, 2022.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin High Income Trust
Financial Highlights
Franklin High Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended March
31, 2026
(unaudited)
Year Ended September 30,
Year Ended
September 30,
2022
a
Year Ended May 31,
2025 2024 2023 2022 2021
Class R
Per share operating
performance
(for a share outstanding
throughout the period)
Net asset value, beginning
of period ............ $1.83 $1.82 $1.68 $1.59 $1.75 $1.92 $1.77
Income from investment
operations
b
:
Net investment income
c
. 0.05 0.11 0.11 0.10 0.03 0.08 0.09
Net realized and
unrealized gains
(losses) ........... (0.03) —
d
0.13 0.09 (0.16) (0.17) 0.15
Total from investment
operations ........... 0.02 0.11 0.24 0.19 (0.13) (0.09) 0.24
Less distributions from:
Net investment income .. (0.05) (0.10) (0.10) (0.10) (0.03) (0.08) (0.09)
Net asset value, end of
period .............. $1.80 $1.83 $1.82 $1.68 $1.59 $1.75 $1.92
Total return
e
........... 1.28% 6.46% 14.88% 12.01% (7.44)% (4.75)% 13.78%
Ratios to average net
assets
f
Expenses before waiver and
payments by affiliates .... 1.10% 1.09% 1.09% 1.11% 1.13% 1.12% 1.11%
Expenses net of waiver and
payments by affiliates .... 1.10%
g
1.08% 1.08% 1.10%
h
1.12%
h
1.11%
h
1.11%
g,h
Net investment income ... 5.95% 5.86% 6.00% 5.80% 5.77% 4.39% 4.83%
Supplemental data
Net assets , end of period
(000’s) .............. $61,046 $59,596 $59,229 $57,051 $57,909 $64,250 $74,532
Portfolio turnover rate .... 15.11% 39.11% 36.83% 34.60% 4.96% 31.57% 55.37%
a
For the period June 1, 2022 to September 30, 2022.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Amount rounds to less than $0.01 per share.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Benefit of expense reduction rounds to less than 0.01%.

Franklin High Income Trust
Financial Highlights
Franklin High Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended March
31, 2026
(unaudited)
Year Ended September 30,
Year Ended
September 30,
2022
a
Year Ended May 31,
2025 2024 2023 2022 2021
Class R6
Per share operating
performance
(for a share outstanding
throughout the period)
Net asset value, beginning
of period ............ $1.77 $1.76 $1.63 $1.55 $1.71 $1.88 $1.73
Income from investment
operations
b
:
Net investment income
c
. 0.06 0.11 0.11 0.10 0.03 0.09 0.10
Net realized and
unrealized gains
(losses) ........... (0.04) 0.01 0.13 0.09 (0.16) (0.17) 0.15
Total from investment
operations ........... 0.02 0.12 0.24 0.19 (0.13) (0.08) 0.25
Less distributions from:
Net investment income .. (0.06) (0.11) (0.11) (0.11) (0.03) (0.09) (0.10)
Net asset value, end of
period .............. $1.73 $1.77 $1.76 $1.63 $1.55 $1.71 $1.88
Total return
d
........... 1.06% 7.32% 15.44% 12.37% (7.42)% (4.24)% 14.82%
Ratios to average net
assets
e
Expenses before waiver and
payments by affiliates .... 0.52% 0.52% 0.51% 0.53% 0.55% 0.55% 0.54%
Expenses net of waiver and
payments by affiliates .... 0.51% 0.50% 0.49% 0.49%
f
0.50%
f
0.51%
f
0.51%
f
Net investment income ... 6.54% 6.44% 6.59% 6.42% 6.39% 5.01% 5.39%
Supplemental data
Net assets , end of period
(000’s) .............. $236,083 $215,841 $203,691 $115,142 $90,344 $98,282 $88,257
Portfolio turnover rate .... 15.11% 39.11% 36.83% 34.60% 4.96% 31.57% 55.37%
a
For the period June 1, 2022 to September 30, 2022.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin High Income Trust
Financial Highlights
Franklin High Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended March
31, 2026
(unaudited)
Year Ended September 30,
Year Ended
September 30,
2022
a
Year Ended May 31,
2025 2024 2023 2022 2021
Advisor Class
Per share operating
performance
(for a share outstanding
throughout the period)
Net asset value, beginning
of period ............ $1.78 $1.77 $1.63 $1.56 $1.71 $1.88 $1.73
Income from investment
operations
b
:
Net investment income
c
. 0.06 0.11 0.11 0.10 0.03 0.09 0.10
Net realized and
unrealized gains
(losses) ........... (0.04) 0.01 0.14 0.08 (0.15) (0.17) 0.15
Total from investment
operations ........... 0.02 0.12 0.25 0.18 (0.12) (0.08) 0.25
Less distributions from:
Net investment income .. (0.06) (0.11) (0.11) (0.11) (0.03) (0.09) (0.10)
Net asset value, end of
period .............. $1.74 $1.78 $1.77 $1.63 $1.56 $1.71 $1.88
Total return
d
........... 1.01% 7.21% 15.94% 11.52% (6.86)% (4.37)% 14.68%
Ratios to average net
assets
e
Expenses before waiver and
payments by affiliates .... 0.60% 0.59% 0.59% 0.61% 0.63% 0.62% 0.61%
Expenses net of waiver and
payments by affiliates .... 0.60%
f
0.58% 0.58% 0.60%
g
0.62%
g
0.61%
g
0.61%
f,g
Net investment income ... 6.45% 6.36% 6.51% 6.31% 6.32% 4.89% 5.34%
Supplemental data
Net assets , end of period
(000’s) .............. $340,982 $330,685 $298,151 $295,183 $257,358 $353,786 $341,889
Portfolio turnover rate .... 15.11% 39.11% 36.83% 34.60% 4.96% 31.57% 55.37%
a
For the period June 1, 2022 to September 30, 2022.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin High Income Trust
Schedule of Investments (unaudited), March 31, 2026
Franklin High Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 0.4%
Diversified Telecommunication Services 0.1%
a
Altice France SA .................................... France 213,977 $ 3,641,865
Metals & Mining 0.0%
†
a
Alpha Metallurgical Resources, Inc. ...................... United States 4,346 892,103
Oil, Gas & Consumable Fuels 0.2%
a
Amplify Energy Corp. ................................ United States 8,816 55,012
Birch Permian Holdings, Inc. ........................... United States 690,410 4,004,378
California Resources Corp. ............................ United States 2,456 170,004
Expand Energy Corp. ................................ United States 4,674 513,112
4,742,506
Pharmaceuticals 0.1%
a
Keenova Therapeutics plc ............................. United States 37,383 3,289,704
a
Par Health, Inc. ..................................... United States 37,383 238,317
3,528,021
Software 0.0%
†
a,b
DSG Topco, Inc. .................................... United States 33,227 8,307
Total Common Stocks (Cost $ 54,225,084 ) ....................................
12,812,802
Convertible Preferred Stocks 0.3%
Aerospace & Defense 0.1%
Boeing Co. (The) , 6% ................................ United States 55,000 3,568,400
Software 0.2%
Oracle Corp. , D , 6.5% ................................ United States 103,572 4,661,776
Total Convertible Preferred Stocks (Cost $ 7,928,600 ) ..........................
8,230,176
Rights
Rights 0.0%
†
Diversified Telecommunication Services 0.0%
†
a
Altice France SA , 2/20/49 ............................. France 17,144 252,652
Total Rights (Cost $ – ) ......................................................
252,652
Principal
Amount
*
Convertible Bonds 0.2%
Oil, Gas & Consumable Fuels 0.2%
c
Crescent Energy Co. , Senior Note , 144A, 2.75% , 3/15/31 ..... United States 4,960,000 5,706,480
Total Convertible Bonds (Cost $ 4,960,000 ) ...................................
5,706,480
Corporate Bonds 94.7%
Aerospace & Defense 1.9%
ATI, Inc. , Senior Note , 7.25% , 8/15/30 ....................
United States 8,900,000 9,235,121
c
Axon Enterprise, Inc. , Senior Note , 144A, 6.25% , 3/15/33 ..... United States 4,300,000 4,392,841
c
Bombardier, Inc. , Senior Note , 144A, 7% , 6/01/32 ........... Canada 1,565,000 1,626,179
c
Efesto Bidco SpA Efesto US LLC , XR , Senior Secured Note ,
144A, 7.5% , 2/15/32 ............................... Italy 20,200,000 20,125,383
c
TransDigm, Inc. ,
Senior Secured Note , 144A, 6% , 1/15/33 ................ United States 1,820,000 1,821,007
Senior Sub. Note , 144A, 6.75% , 1/31/34 ................ United States 16,945,000 17,179,773
54,380,304

Franklin High Income Trust
Schedule of Investments (unaudited)
Franklin High Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Automobile Components 2.0%
c
Adient Global Holdings Ltd. , Senior Note , 144A, 8.25% , 4/15/31 United States 6,000,000 $ 6,227,454
c
Allison Transmission, Inc. , Senior Bond , 144A, 3.75% , 1/30/31 . United States 3,400,000 3,167,136
c
Clarios Global LP / Clarios US Finance Co. , Senior Note , 144A,
6.75% , 9/15/32 ................................... United States 5,785,000 5,834,924
c
Dornoch Debt Merger Sub, Inc. , Senior Note , 144A, 6.625% ,
10/15/29 ........................................ United States 23,875,000 21,337,753
c
Forvia SE , Senior Note , 144A, 6.75% , 9/15/33 .............. France 6,220,000 6,076,659
c ,d
IHO Verwaltungs GmbH ,
Senior Secured Note , 144A, PIK, 7.75% , 11/15/30 ......... Germany 3,600,000 3,662,176
Senior Secured Note , 144A, PIK, 8% , 11/15/32 ........... Germany 3,700,000 3,793,421
c
ZF North America Capital, Inc. , Senior Note , 144A, 6.875% ,
4/23/32 ......................................... Germany 6,300,000 5,991,508
56,091,031
Automobiles 0.7%
c
Jaguar Land Rover Automotive plc , Senior Note , 144A, 5.5% ,
7/15/29 ......................................... United Kingdom 9,145,000 8,900,909
c
Nissan Motor Co. Ltd. , Senior Bond , 144A, 8.125% , 7/17/35 ... Japan 10,535,000 10,848,325
19,749,234
Biotechnology 1.0%
c
Genmab A/S / Genmab Finance LLC ,
Senior Note , 144A, 7.25% , 12/15/33 ................... Denmark 8,540,000 8,946,897
Senior Secured Note , 144A, 6.25% , 12/15/32 ............ Denmark 9,740,000 9,992,821
c
Grifols SA , Senior Note , 144A, 4.75% , 10/15/28 ............ Spain 10,000,000 9,800,898
28,740,616
Broadline Retail 0.8%
c
Wayfair LLC ,
Senior Secured Note , 144A, 7.25% , 10/31/29 ............ United States 3,800,000 3,881,506
Senior Secured Note , 144A, 7.75% , 9/15/30 ............. United States 12,000,000 12,502,884
Senior Secured Note , 144A, 6.75% , 11/15/32 ............ United States 7,655,000 7,719,240
24,103,630
Building Products 2.9%
c
Cornerstone Building Brands, Inc. , Senior Note , 144A, 6.125% ,
1/15/29 ......................................... United States 2,000,000 410,000
c
EMRLD Borrower LP / Emerald Co-Issuer, Inc. , Senior Secured
Note , 144A, 6.625% , 12/15/30 ........................ United States 23,500,000 23,930,262
c
JH North America Holdings, Inc. ,
Senior Secured Note , 144A, 5.875% , 1/31/31 ............ United States 1,625,000 1,612,627
Senior Secured Note , 144A, 6.125% , 7/31/32 ............ United States 2,325,000 2,319,478
c
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC ,
Senior Secured Note , 144A, 6.75% , 4/01/32 .............. United States 8,890,000 8,519,982
c
Quikrete Holdings, Inc. , Senior Secured Note , 144A, 6.375% ,
3/01/32 ......................................... United States 5,500,000 5,581,141
c
Smyrna Ready Mix Concrete LLC , Senior Secured Note , 144A,
8.875% , 11/15/31 .................................. United States 20,900,000 21,568,278
c
Standard Building Solutions, Inc. ,
Senior Note , 144A, 6.5% , 8/15/32 ..................... United States 10,000,000 10,014,020
Senior Note , 144A, 6.25% , 8/01/33 .................... United States 8,205,000 8,120,615
82,076,403
Capital Markets 1.6%
c
Jane Street Group / JSG Finance, Inc. ,
Senior Secured Note , 144A, 4.5% , 11/15/29 ............. United States 6,100,000 5,916,316
Senior Secured Note , 144A, 6.125% , 11/01/32 ........... United States 13,800,000 13,658,601

Franklin High Income Trust
Schedule of Investments (unaudited)
Franklin High Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Capital Markets (continued)
c
Jane Street Group / JSG Finance, Inc., (continued)
Senior Secured Note , 144A, 6.75% , 5/01/33 ............. United States 12,700,000 $ 12,894,031
c
Stonex Escrow Issuer LLC , Secured Note , 144A, 6.875% , 7/15/32 United States 5,290,000 5,349,920
c
StoneX Group, Inc. , Secured Note , 144A, 7.875% , 3/01/31 .... United States 8,600,000 8,937,653
46,756,521
Chemicals 2.3%
c ,d
Advancion Sciences, Inc. , Senior Note , 144A, PIK, 9.25% ,
11/01/26 ........................................ United States 4,411,151 3,421,092
b ,c ,d ,e
Anagram Holdings LLC / Anagram International, Inc. , Secured
Note , 144A, PIK, 10% , 8/15/26 ........................ United States 1,891,272 —
c
ARC Falcon I, Inc. / Arclin USA LLC / New Arclin US Holding
Corp. , Senior Secured Note , 144A, 9.75% , 3/01/33 ......... United States 10,000,000 9,636,700
c
Avient Corp. , Senior Note , 144A, 6.25% , 11/01/31 ........... United States 5,200,000 5,240,685
c ,e
Braskem Idesa SAPI , Senior Secured Bond , 144A, 6.99% ,
2/20/32 ......................................... Mexico 4,100,000 2,508,523
c
Cerdia Finanz GmbH , Senior Secured Note , 144A, 9.375% ,
10/03/31 ........................................ Germany 5,353,000 5,329,072
c
Element Solutions, Inc. , Senior Note , 144A, 3.875% , 9/01/28 ... United States 4,200,000 4,091,988
FMC Corp. , Sub. Bond , 8.45% to 10/31/30, FRN thereafter ,
11/01/55 ........................................ United States 5,435,000 3,504,269
c ,d
GPD Cos., Inc. , Senior Secured Note , 144A, PIK, 12.5% ,
12/31/29 ........................................ United States 13,029,473 7,022,841
c
Rain Carbon, Inc. , Senior Secured Note , 144A, 12.25% , 9/01/29 United States 21,680,000 22,332,546
c
Solstice Advanced Materials, Inc. , Senior Note , 144A, 5.625% ,
9/30/33 ......................................... United States 2,630,000 2,595,895
65,683,611
Commercial Services & Supplies 2.5%
c
Neptune Bidco US, Inc. ,
Senior Secured Note , 144A, 9.29% , 4/15/29 ............. United States 2,610,000 2,619,391
Senior Secured Note , 144A, 9.5% , 2/15/33 .............. United States 12,115,000 11,769,589
c
Prime Security Services Borrower LLC / Prime Finance, Inc. ,
Senior Secured Note , 144A, 3.375% , 8/31/27 ............. United States 6,495,000 6,325,579
c
RR Donnelley & Sons Co. , Senior Secured Note , 144A, 9.5% ,
8/01/29 ......................................... United States 21,575,000 21,855,777
c
Veritiv Operating Co. , Senior Secured Note , 144A, 10.5% ,
11/30/30 ........................................ United States 4,275,000 4,448,129
c
VM Consolidated, Inc. , Senior Note , 144A, 5.5% , 4/15/29 ..... United States 8,800,000 8,520,134
c
Waste Pro USA, Inc. , Senior Note , 144A, 7% , 2/01/33 ........ United States 4,700,000 4,764,630
c
Wrangler Holdco Corp. , Senior Note , 144A, 6.625% , 4/01/32 ... Canada 12,100,000 12,467,552
72,770,781
Communications Equipment 0.3%
c
Viasat, Inc. , Senior Note , 144A, 7.5% , 5/30/31 .............. United States 9,800,000 9,696,689
Construction & Engineering 0.3%
c
Arcosa, Inc. ,
Senior Note , 144A, 4.375% , 4/15/29 ................... United States 5,400,000 5,214,106
Senior Note , 144A, 6.875% , 8/15/32 ................... United States 3,300,000 3,383,863
8,597,969
Consumer Finance 4.4%
c
Encore Capital Group, Inc. ,
Senior Secured Note , 144A, 9.25% , 4/01/29 ............. United States 3,400,000 3,561,500
Senior Secured Note , 144A, 8.5% , 5/15/30 .............. United States 9,200,000 9,733,131
c
FirstCash, Inc. , Senior Note , 144A, 6.875% , 3/01/32 ......... United States 19,300,000 19,695,032

Franklin High Income Trust
Schedule of Investments (unaudited)
Franklin High Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Consumer Finance (continued)
c
Jefferson Capital Holdings LLC ,
Senior Note , 144A, 6% , 8/15/26 ...................... United States 12,500,000 $ 12,516,500
Senior Note , 144A, 9.5% , 2/15/29 ..................... United States 10,700,000 11,234,668
Senior Note , 144A, 8.25% , 5/15/30 .................... United States 4,000,000 4,172,976
c
Macquarie Airfinance Holdings Ltd. , Senior Note , 144A, 6.5% ,
3/26/31 ......................................... United Kingdom 2,900,000 3,038,485
OneMain Finance Corp. ,
Senior Bond , 5.375% , 11/15/29 ....................... United States 10,100,000 9,747,086
Senior Note , 6.625% , 5/15/29 ........................ United States 4,000,000 4,008,884
Senior Note , 7.125% , 11/15/31 ....................... United States 6,400,000 6,346,699
Senior Note , 6.5% , 3/15/33 .......................... United States 5,775,000 5,525,756
c
PRA Group, Inc. ,
Senior Note , 144A, 8.375% , 2/01/28 ................... United States 9,300,000 9,371,024
Senior Note , 144A, 5% , 10/01/29 ..................... United States 3,000,000 2,772,311
Senior Note , 144A, 8.875% , 1/31/30 ................... United States 9,600,000 9,699,524
c
PROG Holdings, Inc. , Senior Note , 144A, 6% , 11/15/29 ....... United States 15,000,000 14,262,150
125,685,726
Consumer Staples Distribution & Retail 0.4%
c
US Foods, Inc. ,
Senior Note , 144A, 7.25% , 1/15/32 .................... United States 7,200,000 7,459,326
Senior Note , 144A, 5.75% , 4/15/33 .................... United States 3,300,000 3,288,545
10,747,871
Containers & Packaging 1.8%
c
Clydesdale Acquisition Holdings, Inc. , Senior Secured Note ,
144A, 6.75% , 4/15/32 ............................... United States 18,550,000 17,573,039
c
Mauser Packaging Solutions Holding Co. , Secured Note , 144A,
9.25% , 4/15/30 ................................... United States 25,000,000 23,249,445
c
Toucan FinCo Ltd. / Toucan FinCo Can, Inc. / Toucan FinCo US
LLC , Senior Secured Note , 144A, 9.5% , 5/15/30 ........... Canada 13,400,000 11,849,944
52,672,428
Distributors 0.2%
c
Gates Corp. , Senior Note , 144A, 6.875% , 7/01/29 ........... United States 4,800,000 4,930,987
Diversified Consumer Services 0.2%
Grand Canyon University , Secured Note , 5.125% , 10/01/28 ....
United States 6,235,000 6,162,613
Diversified REITs 1.1%
c
Global Net Lease, Inc. , Senior Note , 144A, 4.5% , 9/30/28 ..... United States 13,400,000 12,991,675
c
Global Net Lease, Inc. / Global Net Lease Operating Partnership
LP , Senior Note , 144A, 3.75% , 12/15/27 ................. United States 13,360,000 12,954,818
c
VICI Properties LP / VICI Note Co., Inc. , Senior Note , 144A,
3.875% , 2/15/29 ................................... United States 7,000,000 6,804,825
32,751,318
Diversified Telecommunication Services 4.4%
c
Altice France SA , Senior Secured Note , 144A, 6.875% , 10/15/30 France 5,716,468 5,473,195
c
APLD ComputeCo 2 LLC , Senior Secured Note , 144A, 6.75% ,
3/15/31 ......................................... United States 13,750,000 13,658,413
c
APLD ComputeCo LLC , Senior Secured Note , 144A, 9.25% ,
12/15/30 ........................................ United States 19,110,000 19,706,270
c
Black Pearl Compute LLC , Senior Secured Note , 144A, 6.125% ,
2/15/31 ......................................... United States 7,695,000 7,841,567
c
CCO Holdings LLC / CCO Holdings Capital Corp. ,
Senior Bond , 144A, 5.375% , 6/01/29 ................... United States 13,900,000 13,717,530

Franklin High Income Trust
Schedule of Investments (unaudited)
Franklin High Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Diversified Telecommunication Services (continued)
c
CCO Holdings LLC / CCO Holdings Capital Corp., (continued)
Senior Bond , 144A, 4.5% , 8/15/30 ..................... United States 10,500,000 $ 9,818,535
Senior Bond , 144A, 4.25% , 2/01/31 .................... United States 3,400,000 3,101,088
Senior Note , 144A, 6.375% , 9/01/29 ................... United States 8,000,000 8,029,672
Senior Note , 144A, 7% , 2/01/33 ...................... United States 8,490,000 8,521,832
c
Cipher Compute LLC , Senior Secured Note , 144A, 7.125% ,
11/15/30 ........................................ United States 7,210,000 7,478,782
c
SV RNO Property Owner 1 LLC , Senior Secured Note , 144A,
5.875% , 3/01/31 ................................... United States 11,825,000 11,695,960
c
Virgin Media Secured Finance plc , Senior Secured Bond , 144A,
4.5% , 8/15/30 .................................... United Kingdom 6,900,000 6,124,637
c
WULF Compute LLC , Senior Secured Note , 144A, 7.75% ,
10/15/30 ........................................ United States 10,495,000 11,096,521
126,264,002
Electric Utilities 2.4%
c
California Buyer Ltd. / Atlantica Sustainable Infrastructure plc ,
Senior Note , 144A, 6.375% , 2/15/32 .................... United Kingdom 24,085,000 23,547,288
c
NRG Energy, Inc. ,
Senior Bond , 144A, 6% , 1/15/36 ...................... United States 12,060,000 11,957,515
Senior Note , 144A, 5.75% , 7/15/29 .................... United States 15,300,000 15,284,547
c
Vistra Operations Co. LLC ,
Senior Note , 144A, 7.75% , 10/15/31 ................... United States 8,700,000 9,117,267
Senior Note , 144A, 6.875% , 4/15/32 ................... United States 8,700,000 9,009,175
68,915,792
Electrical Equipment 0.4%
c
Vertiv Group Corp. , Senior Secured Note , 144A, 4.125% ,
11/15/28 ........................................ United States 11,700,000 11,529,905
Electronic Equipment, Instruments & Components 0.4%
c
TTM Technologies, Inc. , Senior Note , 144A, 4% , 3/01/29 ...... United States 9,300,000 8,939,245
c
Zebra Technologies Corp. , Senior Note , 144A, 6.5% , 6/01/32 .. United States 3,600,000 3,627,418
12,566,663
Energy Equipment & Services 2.8%
c
Archrock Services LP / Archrock Partners Finance Corp. , Senior
Note , 144A, 6% , 2/01/34 ............................ United States 8,375,000 8,298,017
c
Borr IHC Ltd. / Borr Finance LLC , Senior Secured Note , 144A,
10.375% , 11/15/30 ................................. Mexico 3,412,107 3,466,323
c
Kodiak Gas Services LLC ,
Senior Bond , 144A, 6.75% , 10/01/35 ................... United States 2,610,000 2,653,475
Senior Note , 144A, 5.875% , 4/01/31 ................... United States 7,665,000 7,707,712
Senior Note , 144A, 6.5% , 10/01/33 .................... United States 4,435,000 4,485,967
c
Nabors Industries, Inc. ,
Senior Note , 144A, 9.125% , 1/31/30 ................... United States 4,600,000 4,832,581
Senior Note , 144A, 8.875% , 8/15/31 ................... United States 2,515,000 2,621,666
Oceaneering International, Inc. , Senior Note , 6% , 2/01/28 .....
United States 6,000,000 6,028,212
Transocean International Ltd. ,
Senior Bond , 6.8% , 3/15/38 .......................... United States 10,800,000 10,383,044
c
Senior Note , 144A, 8.25% , 5/15/29 .................... United States 2,100,000 2,171,146
c
Senior Secured Note , 144A, 8.75% , 2/15/30 ............. United States 11,060,000 11,536,830
c
Senior Secured Note , 144A, 7.875% , 10/15/32 ........... United States 1,730,000 1,849,699
c
Weatherford International Ltd. ,
Senior Note , 144A, 8.625% , 4/30/30 ................... United States 4,032,000 4,111,725

Franklin High Income Trust
Schedule of Investments (unaudited)
Franklin High Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Energy Equipment & Services (continued)
c
Weatherford International Ltd., (continued)
Senior Note , 144A, 6.75% , 10/15/33 ................... United States 10,740,000 $ 10,980,780
81,127,177
Entertainment 1.4%
c
Banijay Entertainment SAS , Senior Secured Note , 144A, 8.125% ,
5/01/29 ......................................... France 15,300,000 15,776,626
Discovery Global Holdings, Inc. ,
Senior Bond , 5.05% , 3/15/42 ......................... United States 6,655,000 4,400,989
Senior Note , 4.054% , 3/15/29 ........................ United States 9,805,000 9,492,466
c ,f
OAK-Eagle Acquireco, Inc. ,
Senior Note , 144A, 8.75% , 7/01/34 .................... United States 5,045,000 5,284,873
Senior Secured Note , 144A, 7.25% , 7/01/33 ............. United States 6,045,000 6,267,120
41,222,074
Financial Services 3.4%
c
CrossCountry Intermediate HoldCo LLC ,
Senior Note , 144A, 6.5% , 10/01/30 .................... United States 8,005,000 7,639,881
Senior Note , 144A, 6.75% , 12/01/32 ................... United States 10,720,000 10,097,602
c
Freedom Mortgage Holdings LLC ,
Senior Note , 144A, 9.25% , 2/01/29 .................... United States 4,400,000 4,462,898
Senior Note , 144A, 6.875% , 5/01/31 ................... United States 4,925,000 4,609,224
Senior Note , 144A, 8.375% , 4/01/32 ................... United States 12,700,000 12,506,062
Senior Note , 144A, 7.875% , 4/01/33 ................... United States 6,235,000 5,852,191
c
GGAM Finance Ltd. , Senior Note , 144A, 8% , 6/15/28 ........ Ireland 10,000,000 10,386,170
c
Osaic Holdings, Inc. ,
Senior Note , 144A, 8% , 8/01/33 ...................... United States 9,775,000 9,657,869
Senior Secured Note , 144A, 6.75% , 8/01/32 ............. United States 4,690,000 4,694,056
c
PHH Escrow Issuer LLC / PHH Corp. , Senior Note , 144A,
9.875% , 11/01/29 .................................. United States 20,000,000 19,317,626
c
Rocket Cos., Inc. , Senior Note , 144A, 6.375% , 8/01/33 ....... United States 8,250,000 8,348,950
97,572,529
Food Products 0.8%
c ,d
Chobani Holdco II LLC , Senior Note , 144A, PIK, 8.75% , 10/01/29 United States 2,619,483 2,667,598
c
Chobani LLC / Chobani Finance Corp., Inc. , Senior Note , 144A,
7.625% , 7/01/29 ................................... United States 3,300,000 3,376,253
c
Froneri Lux FinCo SARL , Senior Secured Note , 144A, 6% ,
8/01/32 ......................................... United Kingdom 6,975,000 6,807,410
c
Industrial F&B Investments III, Inc. , Senior Secured Note , 144A,
7.75% , 2/11/33 .................................... United States 9,183,000 9,286,336
22,137,597
Ground Transportation 1.3%
c
Beacon Mobility Corp. , Senior Secured Note , 144A, 7.25% ,
8/01/30 ......................................... United States 3,460,000 3,576,899
c
First Student Bidco, Inc. / First Transit Parent, Inc. , Senior
Secured Note , 144A, 4% , 7/31/29 ..................... United States 11,400,000 10,921,109
c
Watco Cos. LLC / Watco Finance Corp. , Senior Note , 144A,
7.125% , 8/01/32 ................................... United States 13,020,000 13,384,495
c
XPO, Inc. , Senior Note , 144A, 7.125% , 2/01/32 ............. United States 10,100,000 10,424,321
38,306,824
Health Care Equipment & Supplies 0.8%
c
Bausch + Lomb Corp. , Senior Secured Note , 144A, 8.375% ,
10/01/28 ........................................ United States 10,000,000 10,337,500

Franklin High Income Trust
Schedule of Investments (unaudited)
Franklin High Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care Equipment & Supplies (continued)
c
Insulet Corp. , Senior Note , 144A, 6.5% , 4/01/33 ............ United States 1,735,000 $ 1,772,193
c
Medline Borrower LP , Senior Note , 144A, 5.25% , 10/01/29 .... United States 10,300,000 10,215,523
22,325,216
Health Care Providers & Services 4.2%
c
CHS/Community Health Systems, Inc. ,
144A, 10.75% , 6/15/33 ............................. United States 2,900,000 3,093,039
Secured Note , 144A, 6.125% , 4/01/30 .................. United States 6,800,000 5,919,907
Senior Secured Note , 144A, 6% , 1/15/29 ................ United States 6,000,000 5,937,630
Senior Secured Note , 144A, 5.25% , 5/15/30 ............. United States 6,500,000 6,130,295
Senior Secured Note , 144A, 10.875% , 1/15/32 ........... United States 6,800,000 7,303,955
Senior Secured Note , 144A, 9.75% , 1/15/34 ............. United States 5,900,000 6,130,797
c
Concentra Health Services, Inc. , Senior Note , 144A, 6.875% ,
7/15/32 ......................................... United States 5,200,000 5,382,593
c
DaVita, Inc. ,
Senior Note , 144A, 4.625% , 6/01/30 ................... United States 16,700,000 16,067,073
Senior Note , 144A, 6.875% , 9/01/32 ................... United States 7,700,000 7,894,824
c
Kedrion SpA , Senior Secured Note , 144A, 6.5% , 9/01/29 ...... Italy 24,200,000 23,466,411
c
MPH Acquisition Holdings LLC ,
Senior Secured Note , 144A, 5.75% , 12/31/30 ............ United States 1,998,619 1,531,153
d
Senior Secured Note , 144A, PIK, 11.5% , 12/31/30 ......... United States 3,213,718 2,880,971
d
Senior Secured Note , 144A, PIK, 6.75% , 3/31/31 ......... United States 17,271,324 11,566,764
Tenet Healthcare Corp. ,
c
Senior Note , 144A, 6% , 11/15/33 ...................... United States 5,440,000 5,508,740
Senior Secured Note , 6.125% , 6/15/30 ................. United States 12,030,000 12,123,256
120,937,408
Health Care REITs 0.6%
MPT Operating Partnership LP / MPT Finance Corp. ,
Senior Bond , 3.5% , 3/15/31 .......................... United States 16,200,000 10,602,899
c
Senior Secured Note , 144A, 8.5% , 2/15/32 .............. United States 7,750,000 7,863,166
18,466,065
Health Care Technology 0.6%
c
IQVIA, Inc. , Senior Note , 144A, 6.25% , 6/01/32 ............. United States 17,800,000 18,097,990
Hotel & Resort REITs 1.2%
c
Pebblebrook Hotel LP / PEB Finance Corp. , Senior Note , 144A,
6.375% , 10/15/29 .................................. United States 2,515,000 2,521,598
c
RHP Hotel Properties LP / RHP Finance Corp. ,
Senior Note , 144A, 7.25% , 7/15/28 .................... United States 6,000,000 6,129,660
Senior Note , 144A, 4.5% , 2/15/29 ..................... United States 6,500,000 6,304,747
Senior Note , 144A, 6.5% , 4/01/32 ..................... United States 8,000,000 8,150,728
Senior Note , 144A, 6.5% , 6/15/33 ..................... United States 4,200,000 4,279,741
Senior Note , 144A, 5.75% , 3/15/34 .................... United States 2,450,000 2,419,727
c
XHR LP , Senior Note , 144A, 6.625% , 5/15/30 .............. United States 3,725,000 3,765,435
33,571,636
Hotels, Restaurants & Leisure 6.7%
c
Allwyn Entertainment Financing UK plc , Senior Secured Note ,
144A, 7.875% , 4/30/29 .............................. Switzerland 12,014,000 12,290,709
c
Caesars Entertainment, Inc. ,
Senior Note , 144A, 4.625% , 10/15/29 .................. United States 1,150,000 1,106,680
Senior Note , 144A, 6% , 10/15/32 ..................... United States 3,450,000 3,178,239
Senior Secured Note , 144A, 7% , 2/15/30 ................ United States 2,420,000 2,451,061
c
Carnival Corp. ,
Senior Note , 144A, 5.75% , 3/15/30 .................... United States 18,150,000 18,303,858

Franklin High Income Trust
Schedule of Investments (unaudited)
Franklin High Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Hotels, Restaurants & Leisure (continued)
c
Carnival Corp., (continued)
Senior Note , 144A, 5.75% , 8/01/32 .................... United States 13,600,000 $ 13,612,577
Senior Note , 144A, 6.125% , 2/15/33 ................... United States 7,500,000 7,578,975
c
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co.,
Inc. , Senior Note , 144A, 6.75% , 1/15/30 ................. United States 13,200,000 12,339,590
c
Great Canadian Gaming Corp. / Raptor LLC , Senior Secured
Note , 144A, 8.75% , 11/15/29 ......................... Canada 13,700,000 13,374,303
c
Mohegan Tribal Gaming Authority / MS Digital Entertainment
Holdings LLC , Senior Secured Note , 144A, 8.25% , 4/15/30 .. United States 12,250,000 12,549,022
c
NCL Corp. Ltd. ,
Senior Note , 144A, 6.75% , 2/01/32 .................... United States 9,700,000 9,633,484
Senior Note , 144A, 6.25% , 9/15/33 .................... United States 8,780,000 8,525,673
c
Rivers Enterprise Borrower LLC , Senior Secured Note , 144A,
6.25% , 10/15/30 ................................... United States 5,165,000 5,154,986
c
Royal Caribbean Cruises Ltd. ,
Senior Note , 144A, 5.375% , 7/15/27 ................... United States 4,900,000 4,919,050
Senior Note , 144A, 6.25% , 3/15/32 .................... United States 7,000,000 7,157,998
Senior Note , 144A, 6% , 2/01/33 ...................... United States 5,500,000 5,556,304
c
Station Casinos LLC ,
Senior Bond , 144A, 4.625% , 12/01/31 .................. United States 2,590,000 2,420,847
Senior Note , 144A, 4.5% , 2/15/28 ..................... United States 4,210,000 4,128,654
c
Viking Cruises Ltd. ,
Senior Note , 144A, 7% , 2/15/29 ...................... United States 9,900,000 9,923,206
Senior Note , 144A, 5.875% , 10/15/33 .................. United States 10,485,000 10,359,461
c
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. , Senior
Note , 144A, 7.125% , 2/15/31 ......................... United States 25,000,000 26,219,875
190,784,552
Household Durables 3.1%
c
Ashton Woods USA LLC / Ashton Woods Finance Co. ,
Senior Note , 144A, 4.625% , 8/01/29 ................... United States 4,800,000 4,539,038
Senior Note , 144A, 4.625% , 4/01/30 ................... United States 8,000,000 7,432,038
Senior Note , 144A, 6.875% , 8/01/33 ................... United States 3,580,000 3,459,052
c
Dream Finders Homes, Inc. , Senior Note , 144A, 8.25% , 8/15/28 United States 6,000,000 6,102,203
c
K. Hovnanian Enterprises, Inc. ,
Senior Note , 144A, 8% , 4/01/31 ...................... United States 2,805,000 2,777,174
Senior Note , 144A, 8.375% , 10/01/33 .................. United States 4,210,000 4,168,142
KB Home , Senior Note , 7.25% , 7/15/30 ...................
United States 9,000,000 9,178,713
c
LGI Homes, Inc. , Senior Note , 144A, 8.75% , 12/15/28 ........ United States 7,885,000 8,072,324
M/I Homes, Inc. , Senior Note , 3.95% , 2/15/30 ..............
United States 12,600,000 11,827,451
c
Newell Brands, Inc. , Senior Note , 144A, 8.5% , 6/01/28 ....... United States 3,755,000 3,877,976
c
Taylor Morrison Communities, Inc. , Senior Note , 144A, 5.75% ,
11/15/32 ........................................ United States 5,115,000 5,125,563
c
Weekley Homes LLC / Weekley Finance Corp. , Senior Note ,
144A, 6.75% , 1/15/34 ............................... United States 24,275,000 23,279,650
89,839,324
Independent Power and Renewable Electricity Producers 1.4%
c
Clearway Energy Operating LLC ,
Senior Bond , 144A, 3.75% , 1/15/32 .................... United States 8,800,000 8,028,134
Senior Note , 144A, 4.75% , 3/15/28 .................... United States 3,500,000 3,455,171
Senior Note , 144A, 3.75% , 2/15/31 .................... United States 7,000,000 6,485,493
Senior Note , 144A, 5.75% , 1/15/34 .................... United States 2,865,000 2,817,428
c
Talen Energy Supply LLC ,
Senior Bond , 144A, 6.5% , 2/01/36 ..................... United States 7,015,000 7,067,477

Franklin High Income Trust
Schedule of Investments (unaudited)
Franklin High Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Independent Power and Renewable Electricity Producers (continued)
c
Talen Energy Supply LLC, (continued)
Senior Note , 144A, 6.25% , 2/01/34 .................... United States 11,015,000 $ 10,900,041
38,753,744
Insurance 1.9%
c
Acrisure LLC / Acrisure Finance, Inc. ,
Senior Note , 144A, 8.5% , 6/15/29 ..................... United States 4,200,000 4,164,026
Senior Secured Note , 144A, 7.5% , 11/06/30 ............. United States 6,900,000 6,936,770
c
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer ,
Senior Note , 144A, 7.375% , 10/01/32 .................. United States 3,600,000 3,570,124
Senior Secured Note , 144A, 6.75% , 4/15/28 ............. United States 2,000,000 2,012,060
Senior Secured Note , 144A, 7% , 1/15/31 ................ United States 14,115,000 14,242,347
c
Asurion LLC / Asurion Co-Issuer, Inc. ,
Senior Secured Note , 144A, 8% , 12/31/32 ............... United States 10,240,000 10,632,069
Senior Secured Note , 144A, 8.375% , 2/01/34 ............ United States 13,450,000 13,067,649
54,625,045
IT Services 1.1%
c
Cogent Communications Group LLC / Cogent Finance, Inc. ,
Senior Note , 144A, 7% , 6/15/27 ...................... United States 4,000,000 3,959,411
Senior Note , 144A, 7% , 6/15/27 ...................... United States 9,400,000 9,288,356
Senior Secured Note , 144A, 6.5% , 7/01/32 .............. United States 9,300,000 8,119,266
c
Fortress Intermediate 3, Inc. , Senior Secured Note , 144A, 7.5% ,
6/01/31 ......................................... United States 10,700,000 10,647,554
32,014,587
Machinery 1.5%
c
Calderys Financing LLC , Senior Secured Note , 144A, 11.25% ,
6/01/28 ......................................... France 13,700,000 14,180,665
c
ESAB Corp. ,
Senior Note , 144A, 6.25% , 4/15/29 .................... United States 11,200,000 11,380,869
Senior Note , 144A, 5.625% , 4/01/31 ................... United States 6,545,000 6,607,243
Hillenbrand, Inc. , Senior Note , 6.25% , 2/15/29 ..............
United States 8,200,000 7,603,735
c
Terex Corp. , Senior Note , 144A, 6.25% , 10/15/32 ........... United States 2,525,000 2,543,794
42,316,306
Media 5.8%
c
Block Communications, Inc. , Senior Secured Note , 144A,
10.25% , 3/01/31 ................................... United States 10,010,000 9,168,268
c
Clear Channel Outdoor Holdings, Inc. ,
Senior Note , 144A, 7.75% , 4/15/28 .................... United States 700,000 703,801
Senior Secured Note , 144A, 7.875% , 4/01/30 ............ United States 11,000,000 11,519,288
Senior Secured Note , 144A, 7.5% , 3/15/33 .............. United States 9,400,000 9,961,584
c
CSC Holdings LLC ,
Senior Note , 144A, 11.25% , 5/15/28 ................... United States 13,700,000 11,208,025
Senior Note , 144A, 11.75% , 1/31/29 ................... United States 3,400,000 2,460,818
c
Directv Financing LLC , Senior Secured Note , 144A, 8.875% ,
2/01/30 ......................................... United States 7,290,000 7,282,894
c
Directv Financing LLC / Directv Financing Co-Obligor, Inc. , Senior
Secured Note , 144A, 5.875% , 8/15/27 .................. United States 3,513,000 3,511,459
c
EW Scripps Co. (The) , Secured Note , 144A, 9.875% , 8/15/30 .. United States 15,000,000 14,576,144
c
Gray Media, Inc. ,
Secured Note , 144A, 9.625% , 7/15/32 .................. United States 7,330,000 7,336,351
Senior Bond , 144A, 5.375% , 11/15/31 .................. United States 5,600,000 4,162,732
c
McGraw-Hill Education, Inc. , Senior Secured Note , 144A,
7.375% , 9/01/31 ................................... United States 15,600,000 15,935,509

Franklin High Income Trust
Schedule of Investments (unaudited)
Franklin High Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Media (continued)
c
Nexstar Media, Inc. ,
f
Senior Note , 144A, 7.25% , 4/15/34 .................... United States 15,730,000 $ 15,793,497
Senior Secured Note , 144A, 6.5% , 9/15/33 .............. United States 9,805,000 9,885,636
c
Outfront Media Capital LLC / Outfront Media Capital Corp. ,
Senior Bond , 144A, 4.625% , 3/15/30 ................... United States 5,555,000 5,362,942
Senior Note , 144A, 4.25% , 1/15/29 .................... United States 8,000,000 7,718,243
c
Sinclair Television Group, Inc. , Senior Secured Note , 144A,
8.125% , 2/15/33 ................................... United States 15,100,000 15,364,250
c
Univision Communications, Inc. , Senior Secured Note , 144A,
9.375% , 8/01/32 ................................... United States 2,695,000 2,779,516
c
VZ Secured Financing BV , Senior Secured Note , 144A, 7.5% ,
1/15/33 ......................................... Netherlands 13,410,000 12,652,320
167,383,277
Metals & Mining 2.8%
c
Cleveland-Cliffs, Inc. ,
Senior Note , 144A, 7% , 3/15/32 ...................... United States 6,225,000 6,030,794
Senior Note , 144A, 7.625% , 1/15/34 ................... United States 10,360,000 10,131,227
c
Commercial Metals Co. ,
Senior Bond , 144A, 6% , 12/15/35 ..................... United States 8,320,000 8,210,804
Senior Note , 144A, 5.75% , 11/15/33 ................... United States 4,165,000 4,125,106
c
Constellium SE ,
Senior Note , 144A, 3.75% , 4/15/29 .................... United States 16,000,000 15,272,787
Senior Note , 144A, 6.375% , 8/15/32 ................... United States 3,200,000 3,237,120
c
Fortescue Treasury Pty. Ltd. , Senior Bond , 144A, 4.375% ,
4/01/31 ......................................... Australia 5,317,000 5,028,524
c
Mineral Resources Ltd. , Senior Note , 144A, 7% , 4/01/31 ...... Australia 5,470,000 5,594,822
c
Novelis Corp. ,
Senior Bond , 144A, 4.75% , 1/30/30 .................... United States 7,700,000 7,290,073
Senior Bond , 144A, 3.875% , 8/15/31 ................... United States 200,000 178,334
Senior Note , 144A, 6.875% , 1/30/30 ................... United States 6,100,000 6,157,651
Senior Note , 144A, 6.375% , 8/15/33 ................... United States 8,675,000 8,516,228
79,773,470
Mortgage Real Estate Investment Trusts (REITs) 1.1%
c
Apollo Commercial Real Estate Finance, Inc. , Senior Secured
Note , 144A, 4.625% , 6/15/29 ......................... United States 22,900,000 22,728,513
c
Starwood Property Trust, Inc. , Senior Note , 144A, 5.75% , 1/15/31 United States 8,360,000 8,265,958
30,994,471
Oil, Gas & Consumable Fuels 9.2%
c
Antero Resources Corp. , Senior Note , 144A, 5.375% , 3/01/30 .. United States 4,300,000 4,324,015
c
Calumet Specialty Products Partners LP / Calumet Finance Corp. ,
Senior Note , 144A, 9.75% , 2/15/31 .................... United States 3,040,000 3,231,401
Senior Secured Note , 144A, 9.25% , 7/15/29 ............. United States 14,700,000 14,975,625
c
Coronado Finance Pty. Ltd. , Senior Secured Note , 144A, 9.25% ,
10/01/29 ........................................ Australia 9,800,000 8,863,959
c
Crescent Energy Finance LLC ,
Senior Note , 144A, 7.875% , 4/15/32 ................... United States 7,000,000 7,156,779
Senior Note , 144A, 7.375% , 1/15/33 ................... United States 6,200,000 6,203,065
Senior Note , 144A, 8.375% , 1/15/34 ................... United States 15,460,000 16,175,334
c
Expand Energy Corp. ,
Senior Note , 144A, 5.875% , 2/01/29 ................... United States 5,000,000 5,003,372
Senior Note , 144A, 6.75% , 4/15/29 .................... United States 10,300,000 10,307,418
c
Hess Midstream Operations LP ,
Senior Note , 144A, 5.875% , 3/01/28 ................... United States 9,700,000 9,767,958
Senior Note , 144A, 6.5% , 6/01/29 ..................... United States 9,100,000 9,300,702

Franklin High Income Trust
Schedule of Investments (unaudited)
Franklin High Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
c
Hilcorp Energy I LP / Hilcorp Finance Co. ,
Senior Bond , 144A, 6.25% , 4/15/32 .................... United States 10,225,000 $ 9,903,306
Senior Bond , 144A, 7.25% , 2/15/35 .................... United States 3,100,000 3,092,946
Senior Note , 144A, 8.375% , 11/01/33 .................. United States 2,100,000 2,192,562
c
Kinetik Holdings LP ,
Senior Note , 144A, 6.625% , 12/15/28 .................. United States 7,600,000 7,732,491
Senior Note , 144A, 5.875% , 6/15/30 ................... United States 9,200,000 9,239,229
c
Martin Midstream Partners LP / Martin Midstream Finance Corp. ,
Secured Note , 144A, 11.5% , 2/15/28 ................... United States 29,000,000 29,716,126
b ,c ,e
Murray Energy Corp. , Secured Note , 144A, 12% , 4/15/24 ..... United States 18,564,500 —
c
Northriver Midstream Finance LP , Senior Secured Note , 144A,
6.75% , 7/15/32 ................................... Canada 20,100,000 20,173,285
c
Sunoco LP ,
Senior Note , 144A, 5.375% , 7/15/31 ................... United States 5,670,000 5,628,558
Senior Note , 144A, 6.25% , 7/01/33 .................... United States 3,300,000 3,317,002
Senior Note , 144A, 5.625% , 7/15/34 ................... United States 3,385,000 3,335,565
Sunoco LP / Sunoco Finance Corp. ,
Senior Note , 4.5% , 5/15/29 .......................... United States 2,700,000 2,634,680
Senior Note , 4.5% , 4/30/30 .......................... United States 5,000,000 4,823,094
c
Venture Global Calcasieu Pass LLC ,
Senior Secured Bond , 144A, 4.125% , 8/15/31 ............ United States 4,900,000 4,547,692
Senior Secured Note , 144A, 3.875% , 8/15/29 ............ United States 5,900,000 5,610,864
c
Venture Global LNG, Inc. ,
Senior Secured Note , 144A, 9.5% , 2/01/29 .............. United States 16,000,000 17,308,791
Senior Secured Note , 144A, 8.375% , 6/01/31 ............ United States 9,800,000 10,196,854
Senior Secured Note , 144A, 9.875% , 2/01/32 ............ United States 4,100,000 4,405,360
c
Venture Global Plaquemines LNG LLC ,
Senior Secured Bond , 144A, 7.75% , 5/01/35 ............. United States 4,000,000 4,485,612
Senior Secured Bond , 144A, 6.75% , 1/15/36 ............. United States 7,925,000 8,398,931
Senior Secured Note , 144A, 6.125% , 12/15/30 ........... United States 1,320,000 1,358,248
Senior Secured Note , 144A, 7.5% , 5/01/33 .............. United States 4,000,000 4,399,156
Senior Secured Note , 144A, 6.5% , 1/15/34 .............. United States 4,755,000 4,959,842
Senior Secured Note , 144A, 6.5% , 6/15/34 .............. United States 1,320,000 1,374,888
264,144,710
Paper & Forest Products 0.3%
c
Magnera Corp. , Senior Secured Note , 144A, 4.75% , 11/15/29 .. United States 8,200,000 7,411,367
Passenger Airlines 0.5%
c
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. , Senior
Secured Note , 144A, 5.75% , 4/20/29 ................... United States 2,000,000 1,990,341
c
Delta Air Lines, Inc. / SkyMiles IP Ltd. , Senior Secured Note ,
144A, 4.75% , 10/20/28 .............................. United States 3,116,667 3,113,282
c
OneSky Flight LLC , Senior Note , 144A, 8.875% , 12/15/29 ..... United States 4,950,000 5,113,226
c
United Airlines, Inc. , Senior Secured Note , 144A, 4.625% , 4/15/29 United States 5,500,000 5,399,784
15,616,633
Personal Care Products 1.0%
c
Coty, Inc. / HFC Prestige Products, Inc. / HFC Prestige
International US LLC , Senior Note , 144A, 6.625% , 7/15/30 ... United States 10,100,000 10,022,136
c
Opal Bidco SAS , Senior Secured Note , 144A, 6.5% , 3/31/32 ... France 17,700,000 17,727,771
27,749,907
Pharmaceuticals 0.8%
c
Endo Finance Holdings LP , Senior Secured Note , 144A, 8.5% ,
4/15/31 ......................................... United States 3,700,000 3,877,041

Franklin High Income Trust
Schedule of Investments (unaudited)
Franklin High Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Pharmaceuticals (continued)
Teva Pharmaceutical Finance Netherlands III BV ,
Senior Note , 4.75% , 5/09/27 ......................... Israel 10,600,000 $ 10,588,864
Senior Note , 5.125% , 5/09/29 ........................ Israel 900,000 897,664
Senior Note , 8.125% , 9/15/31 ........................ Israel 6,400,000 7,162,688
22,526,257
Professional Services 0.3%
c
CACI International, Inc. , Senior Note , 144A, 6.375% , 6/15/33 .. United States 7,850,000 7,996,136
Real Estate Management & Development 0.6%
c
Forestar Group, Inc. , Senior Note , 144A, 6.5% , 3/15/33 ....... United States 11,510,000 11,389,434
c
Greystar Real Estate Partners LLC , Senior Secured Note , 144A,
7.75% , 9/01/30 ................................... United States 5,800,000 6,036,878
17,426,312
Semiconductors & Semiconductor Equipment 0.3%
c
Qnity Electronics, Inc. ,
Senior Note , 144A, 6.25% , 8/15/33 .................... United States 2,650,000 2,682,825
Senior Secured Note , 144A, 5.75% , 8/15/32 ............. United States 4,510,000 4,521,009
7,203,834
Software 0.6%
c
Gen Digital, Inc. , Senior Note , 144A, 6.25% , 4/01/33 ......... United States 4,250,000 4,134,849
c
McAfee Corp. , Senior Note , 144A, 7.375% , 2/15/30 .......... United States 9,400,000 7,776,491
c
Rocket Software, Inc. , Senior Note , 144A, 6.5% , 2/15/29 ...... United States 6,700,000 6,038,157
17,949,497
Specialized REITs 2.0%
c
Iron Mountain, Inc. ,
Senior Bond , 144A, 5.625% , 7/15/32 ................... United States 6,400,000 6,218,566
Senior Note , 144A, 7% , 2/15/29 ...................... United States 12,600,000 12,850,501
Senior Note , 144A, 6.25% , 1/15/33 .................... United States 7,800,000 7,781,298
c
Millrose Properties, Inc. ,
Senior Note , 144A, 6.375% , 8/01/30 ................... United States 20,975,000 20,982,633
Senior Note , 144A, 6.25% , 9/15/32 .................... United States 8,525,000 8,379,502
56,212,500
Specialty Retail 0.3%
c
PetSmart LLC / PetSmart Finance Corp. , Senior Secured Note ,
144A, 7.5% , 9/15/32 ............................... United States 8,710,000 8,758,907
Technology Hardware, Storage & Peripherals 0.4%
c
Seagate Data Storage Technology Pte. Ltd. , Senior Note , 144A,
5.875% , 7/15/30 ................................... United States 9,800,000 9,967,678
Textiles, Apparel & Luxury Goods 0.5%
c ,d
Beach Acquisition Bidco LLC , Senior Note , 144A, PIK, 10% ,
7/15/33 ......................................... United States 13,702,631 14,292,500
Trading Companies & Distributors 1.5%
c
EquipmentShare.com, Inc. ,
Secured Note , 144A, 9% , 5/15/28 ..................... United States 11,425,000 11,815,518
Secured Note , 144A, 8.625% , 5/15/32 .................. United States 10,675,000 11,155,471
c
WESCO Distribution, Inc. ,
Senior Note , 144A, 6.375% , 3/15/29 ................... United States 4,600,000 4,688,132
Senior Note , 144A, 5.25% , 4/15/31 .................... United States 5,335,000 5,316,492

Franklin High Income Trust
Schedule of Investments (unaudited)
Franklin High Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Trading Companies & Distributors (continued)
c
WESCO Distribution, Inc., (continued)
Senior Note , 144A, 6.375% , 3/15/33 ................... United States 9,550,000 $ 9,737,390
42,713,003
Wireless Telecommunication Services 1.9%
c
Altice France Lux 3 / Altice Holdings 1 , Senior Note , 144A, 10% ,
1/15/33 ......................................... Luxembourg 4,100,000 3,730,950
c
Connect Finco SARL / Connect US Finco LLC , Senior Secured
Note , 144A, 9% , 9/15/29 ............................ United Kingdom 14,000,000 14,725,060
b ,g
Digicel Group Holdings Ltd. , 29 .35% , 11/17/33 ............. Bermuda 444,375 14,062
c
Iliad Holding SAS ,
Senior Secured Note , 144A, 7% , 10/15/28 ............... France 10,400,000 10,475,015
Senior Secured Note , 144A, 7% , 4/15/32 ................ France 8,950,000 8,971,910
c
Zegona Finance plc , Senior Secured Note , 144A, 8.625% ,
7/15/29 ......................................... United Kingdom 15,185,000 15,953,179
53,870,176
Total Corporate Bonds (Cost $ 2,755,704,085 ) .................................
2,714,962,803
h
Senior Floating Rate Interests 0.5%
Chemicals 0.1%
i
Hexion Holdings Corp., Second Lien, Initial CME Term Loan ,
11.211% , ( 1-month SOFR + 7.438% ), 3/15/30 ............ United States 2,195,180 2,055,237
Health Care Technology 0.4%
i
AthenaHealth Group, Inc., First Lien, Initial CME Term Loan ,
6.418% , ( 1-month SOFR + 2.75% ), 2/15/29 .............. United States 11,272,645 11,082,420
IT Services 0.0%
†
d
Diamond Sports Net LLC, First Lien, Exit Term Loan , PIK, 15% ,
1/03/28 ......................................... United States 698,141 139,628
Total Senior Floating Rate Interests (Cost $ 14,086,156 ) ........................
13,277,285
Municipal Bonds 0.2%
Arizona 0.2%
c
Maricopa County Industrial Development Authority , Grand Canyon
University Obligated Group , Revenue , 144A, 2024 , 7.375% ,
10/01/29 ........................................ United States 6,815,000 7,187,216
Total Municipal Bonds (Cost $ 6,847,058 ) .....................................
7,187,216
Shares
a
Escrows and Litigation Trusts 0.0%
†
a,b
Alpha Natural Resources, Inc., Escrow Account ............. United States 25,000,000 —
a,b
Endo GUC Trust, Escrow Account ....................... United States 868,583 —
a
Expand Energy Corp., Escrow Account ................... United States 13,700,000 2,055
Total Escrows and Litigation Trusts (Cost $ – ) .................................
2,055
Total Long Term Investments (Cost $ 2,843,750,983 ) ...........................
2,762,431,469
a

Franklin High Income Trust
Schedule of Investments (unaudited)
Franklin High Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Short Term Investments 2.9%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 2.9%
j,k
Franklin Institutional U.S. Government Money Market Fund ,
3.578% ......................................... United States 83,369,161 $ 83,369,161
Total Money Market Funds (Cost $ 83,369,161 ) ................................
83,369,161
Total Short Term Investments (Cost $ 83,369,161 ) ..............................
83,369,161
a
Total Investments (Cost $ 2,927,120,144 ) 99.2% ................................
$2,845,800,630
Other Assets, less Liabilities 0.8% ...........................................
21,699,973
Net Assets 100.0% .........................................................
$2,867,500,603
a a a
See Abbreviations on page 36 .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Fair valued using significant unobservable inputs. See Note 8 regarding fair value measurements.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2026, the aggregate value of these securities was $2,575,564,254, representing 89.8% of net assets.
d
Income may be received in additional securities and/or cash.
e
Defaulted security or security for which income has been deemed uncollectible. See Note 6.
f
A portion or all of the security purchased on a delayed delivery basis. See Note 1(c).
g
The rate shown represents the yield at period end.
h
See Note 1(d) regarding senior floating rate interests.
i
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
j
See Note 3(f) regarding investments in affiliated management investment companies.
k
The rate shown is the annualized seven-day effective yield at period end.

Franklin High Income Trust
Financial Statements
Statement of Assets and Liabilities
March 31, 2026 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin High
Income Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $2,843,750,983
Cost - Non-controlled affiliates (Note 3 f ) ........................................................ 83,369,161
Value - Unaffiliated issuers .................................................................. $2,762,431,469
Value - Non-controlled affiliates (Note 3 f ) ........................................................ 83,369,161
Cash .................................................................................... 225,775
Receivables:
Investment securities sold ................................................................... 3,176,033
Capital shares sold ........................................................................ 2,271,982
Interest ................................................................................. 48,893,839
Total assets .......................................................................... 2,900,368,259
Liabilities:
Payables:
Investment securities purchased .............................................................. 28,761,100
Capital shares redeemed ................................................................... 1,761,347
Management fees ......................................................................... 1,115,182
Distribution fees .......................................................................... 434,427
Transfer agent fees ........................................................................ 702,631
Trustees' fees and expenses ................................................................. 2,361
Accrued expenses and other liabilities ........................................................... 90,608
Total liabilities ......................................................................... 32,867,656
Net assets, at value ................................................................. $2,867,500,603
Net assets consist of:
Paid-in capital ............................................................................. $3,864,882,568
Total distributable earnings (losses) ............................................................. (997,381,965)
Net assets, at value ................................................................. $2,867,500,603

Franklin High Income Trust
Financial Statements
Statement of Assets and Liabilities
(continued)
March 31, 2026 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin High
Income Fund
Class A:
Net assets, at value ....................................................................... $1,006,558,057
Shares outstanding ........................................................................ 585,172,986
Net asset value per share
a ,b
.................................................................. $1.72
Maximum offering price per share (net asset value per share ÷ 96 .25% )
b
................................ $1.79
Class A1:
Net assets, at value ....................................................................... $1,139,119,853
Shares outstanding ........................................................................ 653,288,377
Net asset value per share
a ,b
.................................................................. $1.74
Maximum offering price per share (net asset value per share ÷ 96 .25% )
b
................................ $1.81
Class C:
Net assets, at value ....................................................................... $83,712,033
Shares outstanding ........................................................................ 47,072,132
Net asset value and maximum offering price per share
a ,b
............................................ $1.78
Class R:
Net assets, at value ....................................................................... $61,046,420
Shares outstanding ........................................................................ 33,997,568
Net asset value and maximum offering price per share
b
............................................. $1.80
Class R6:
Net assets, at value ....................................................................... $236,082,609
Shares outstanding ........................................................................ 136,435,757
Net asset value and maximum offering price per share
b
............................................. $1.73
Advisor Class:
Net assets, at value ....................................................................... $340,981,631
Shares outstanding ........................................................................ 195,816,188
Net asset value and maximum offering price per share
b
............................................. $1.74
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Franklin High Income Trust
Financial Statements
Statement of Operations
for the six months ended March 31, 2026 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin High
Income Fund
Investment income:
Dividends:
Unaffiliated issuers ........................................................................ $432,983
Non-controlled affiliates (Note 3 f ) ............................................................. 1,454,308
Interest:
Unaffiliated issuers ........................................................................ 99,382,073
Total investment income ................................................................... 101,269,364
Expenses:
Management fees (Note 3 a ) ................................................................... 6,632,427
Distribution fees: (Note 3c )
Class A ................................................................................ 1,241,924
Class A1 ............................................................................... 882,657
Class C ................................................................................ 267,123
Class R ................................................................................ 150,406
Transfer agent fees: (Note 3e )
Class A ................................................................................ 581,176
Class A1 ............................................................................... 687,796
Class C ................................................................................ 48,091
Class R ................................................................................ 35,192
Class R6 ............................................................................... 45,140
Advisor Class ............................................................................ 198,269
Custodian fees ............................................................................ 7,743
Reports to shareholders fees .................................................................. 85,653
Registration and filing fees .................................................................... 102,699
Professional fees ........................................................................... 56,624
Trustees' fees and expenses .................................................................. 16,100
Other .................................................................................... 42,386
Total expenses ......................................................................... 11,081,406
Expenses waived/paid by affiliates (Note 3 f and 3 g ) .............................................. (76,130)
Net expenses ......................................................................... 11,005,276
Net investment income ................................................................ 90,264,088
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (45,385,885)
Foreign currency transactions ................................................................ 28,638
Net realized gain (loss) .................................................................. (45,357,247)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (12,500,445)
Net realized and unrealized gain (loss) ............................................................ (57,857,692)
Net increase (decrease) in net assets resulting from operations .......................................... $32,406,396

Franklin High Income Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin High Income Fund
Six Months Ended
March 31, 2026
(unaudited)
Year Ended
September 30, 2025
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $90,264,088 $172,366,641
Net realized gain (loss) ................................................. (45,357,247) (9,897,255)
Net change in unrealized appreciation (depreciation) ........................... (12,500,445) 24,581,813
Net increase (decrease) in net assets resulting from operations ................ 32,406,396 187,051,199
Distributions to shareholders:
Class A ............................................................. (31,889,852) (56,715,373)
Class A1 ............................................................ (37,464,958) (76,536,566)
Class C ............................................................. (2,375,965) (4,274,929)
Class R ............................................................. (1,773,290) (3,398,005)
Class R6 ............................................................ (7,582,849) (12,883,086)
Advisor Class ........................................................ (11,126,134) (19,929,067)
Total distributions to shareholders .......................................... (92,213,048) (173,737,026)
Capital share transactions: (Note 2 )
Class A ............................................................. 64,721,700 72,078,851
Class A1 ............................................................ (43,706,519) (87,281,913)
Class C ............................................................. 6,568,752 551,404
Class R ............................................................. 2,683,775 (11,984)
Class R6 ............................................................ 25,186,751 10,911,690
Advisor Class ........................................................ 17,445,016 30,945,605
Total capital share transactions ............................................ 72,899,475 27,193,653
Net increase (decrease) in net assets ................................... 13,092,823 40,507,826
Net assets:
Beginning of period ..................................................... 2,854,407,780 2,813,899,954
End of period .......................................................... $2,867,500,603 $2,854,407,780

Franklin High Income Trust
Notes to Financial Statements (unaudited)
Franklin High Income Fund

franklintempleton.com
Semiannual Report
1. Organization and Significant Accounting Policies
Franklin High Income Trust (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-end
management investment company, consisting of one fund,
Franklin High Income Fund (Fund). The Fund follows the
accounting and reporting guidance in Financial Accounting
Standards Board (FASB) Accounting Standards Codification
Topic 946, Financial Services – Investment Companies (ASC
946) and applies the specialized accounting and reporting
guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP), including, but not limited to, ASC 946. The
Fund offers six classes of shares: Class A, Class A1, Class
C, Class R, Class R6 and Advisor Class. Class C shares
automatically convert to Class A shares on a monthly basis,
after they have been held for 8 years. Each class of shares
may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements
for distribution and transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine fair
value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics
such as benchmark yield curves, credit spreads, estimated
default rates, anticipated market interest rate volatility,
coupon rates, anticipated timing of principal repayments,
underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then
discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur

Franklin High Income Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin High Income Fund
(continued)
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Purchased on a When-Issued, Forward
Commitment or Delayed Delivery Basis
The Fund may purchase securities on a when-issued,
forward commitment or delayed delivery basis, with payment
and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the
risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally
purchase these securities with the intention of holding the
securities, it may sell the securities before the settlement date.
d. Senior Floating Rate Interests
The Fund invests in senior secured corporate loans that pay
interest at rates which are periodically reset by reference
to a base lending rate plus a spread. These base lending
rates are generally the prime rate offered by a designated
U.S. bank or the Secured Overnight Financing Rate (SOFR).
Senior secured corporate loans often require prepayment of
principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially
less than the stated maturity. Senior secured corporate loans in which the Fund invests are generally readily marketable,
but may be subject to certain restrictions on resale.
e. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin High Income Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin High Income Fund
(continued)
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that
exist in the foreign markets in which the Fund invests. In
some cases, the Fund may be entitled to reclaim all or a
portion of such taxes, and such reclaim amounts, if any,
are reflected as a dividend receivable in the Statement of
Assets and Liabilities and dividend income in the Statement
of Operations. In many cases, however, the Fund may
not receive such amounts for an extended period of time,
depending on the country of investment. When a capital gain
tax is determined to apply, the Fund records an estimated
deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of March 31, 2026, the Fund has
determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years).
The Fund’s federal and state income and federal excise
tax returns for the prior three fiscal years are subject to
examination by the Internal Revenue Service and state
departments of revenue.
f. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities are
included in interest income. Paydown gains and losses are
recorded as an adjustment to interest income. The Fund may
receive other income from investments in senior secured
corporate loans or unfunded commitments, including
amendment fees, consent fees or commitment fees. These
fees are recorded as income when received by the Fund.
Facility fees are recognized as income over the expected
term of the loan. Dividend income is recorded on the ex-
dividend date except for certain dividends from securities
where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received
by the Fund. Distributions to shareholders are recorded on
the ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
g. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
h. Guarantees and Indemnifications
Under the Fund's organizational documents, its officers
and trustees are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the
Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum
exposure under these arrangements is unknown as this
would involve future claims that may be made against
the Fund that have not yet occurred. Currently, the Fund
expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
e. Income and Deferred Taxes
(continued)

Franklin High Income Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin High Income Fund
(continued)
2. Shares of Beneficial Interest
At March 31, 2026, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Six Months Ended
March 31, 2026
Year Ended
September 30, 2025
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 90,972,523 $159,501,841 177,213,664 $306,868,749
Shares issued in reinvestment of distributions .......... 17,276,469 30,141,671 30,874,739 53,409,611
Shares redeemed ............................... (71,274,215) (124,921,812) (166,310,725) (288,199,509)
Net increase (decrease) .......................... 36,974,777 $64,721,700 41,777,678 $72,078,851
Class A1 Shares:
Shares sold ................................... 10,662,701 $18,937,596 24,051,912 $42,156,153
Shares issued in reinvestment of distributions .......... 18,644,698 32,996,865 38,397,244 67,207,515
Shares redeemed ............................... (53,855,423) (95,640,980) (112,079,729) (196,645,581)
Net increase (decrease) .......................... (24,548,024) $(43,706,519) (49,630,573) $(87,281,913)
Class C Shares:
Shares sold ................................... 9,347,012 $16,925,068 12,424,177 $22,224,158
Shares issued in reinvestment of distributions .......... 1,250,706 2,257,189 2,255,989 4,026,108
Shares redeemed
a
.............................. (6,975,329) (12,613,505) (14,405,179) (25,698,862)
Net increase (decrease) .......................... 3,622,389 $6,568,752 274,987 $551,404
Class R Shares:
Shares sold ................................... 6,247,531 $11,449,497 9,634,241 $17,350,444
Shares issued in reinvestment of distributions .......... 969,162 1,765,346 1,877,654 3,382,167
Shares redeemed ............................... (5,763,277) (10,531,068) (11,522,936) (20,744,595)
Net increase (decrease) .......................... 1,453,416 $2,683,775 (11,041) $(11,984)
Class R6 Shares:
Shares sold ................................... 25,607,013 $45,185,077 58,361,783 $101,699,964
Shares issued in reinvestment of distributions .......... 3,841,623 6,739,971 6,699,415 11,656,643
Shares redeemed ............................... (15,173,788) (26,738,297) (58,637,903) (102,444,917)
Net increase (decrease) .......................... 14,274,848 $25,186,751 6,423,295 $10,911,690
Advisor Class Shares:
Shares sold ................................... 39,586,680 $70,241,819 78,001,089 $136,526,587
Shares issued in reinvestment of distributions .......... 5,926,686 10,468,763 10,646,023 18,630,620
Shares redeemed ............................... (35,711,724) (63,265,566) (71,143,035) (124,211,602)
Net increase (decrease) .......................... 9,801,642 $17,445,016 17,504,077 $30,945,605
a
May include a portion of Class C shares that were automatically converted to Class A.

Franklin High Income Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin High Income Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the month-end net assets of the Fund as follows:
For the period ended March 31, 2026, the annualized gross effective investment management fee rate was 0.461% of the
Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's Class A and A1 reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. Under the Class A and A1 reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund's Class C and
R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% Over $15 billion, up to and including $17.5 billion
0.380% Over $17.5 billion, up to and including $20 billion
0.360% Over $20 billion, up to and including $35 billion
0.355% Over $35 billion, up to and including $50 billion
0.350% In excess of $50 billion

Franklin High Income Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin High Income Fund
(continued)
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees, calculated monthly and paid monthly, to Investor Services for its performance of shareholder servicing obligations. The fees are based on a fixed margin earned by Investor Services and are allocated to the Fund based upon relative assets and relative transactions. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees paid to third parties are accrued and allocated daily based upon their relative proportion of such classes' aggregate net assets.
Class R6 pays Investor Services transfer agent fees allocated specifically to that class based upon its relative assets and relative transactions.
For the period ended March 31, 2026, the Fund paid transfer agent fees as noted in the Statement of Operations, of which
$560,796 was retained by Investor Services.
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate.
During the period ended March 31, 2026, the Fund held investments in affiliated management investment companies as follows:
Class A .................................................................................... 0.25%
Class A1 ................................................................................... 0.15%
Class C .................................................................................... 0.65%
Class R .................................................................................... 0.50%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $40,104
CDSC retained .............................................................................. $16,061
3. Transactions with Affiliates
(continued)
c. Distribution Fees
(continued)

Franklin High Income Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin High Income Fund
(continued)
g. Waiver and Expense Reimbursements
Transfer agent fees on Class R6 shares of the Fund have been capped so that transfer agent fees for that class do not exceed
0.03% based on the average net assets of the class until January 31, 2027.
4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At September 30, 2025, the capital loss carryforwards were as follows:
At March 31, 2026, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of defaulted securities and bond discounts and premiums.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended March 31, 2026, aggregated
$478,345,956 and $419,235,805, respectively.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin High Income Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 3.578% ............ $102,850,731 $389,652,095 $(409,133,665) $— $— $83,369,161 83,369,161 $1,454,308
Total Affiliated Securities ... $102,850,731 $389,652,095 $(409,133,665) $— $— $83,369,161 $1,454,308
Capital loss carryforwards not subject to expiration:
Long term ................................................................................ $ 859,865,505
Cost of investments .......................................................................... $2,938,289,042
Unrealized appreciation ........................................................................ $49,382,702
Unrealized depreciation ........................................................................ (141,871,114)
Net unrealized appreciation (depreciation) .......................................................... $(92,488,412)
3. Transactions with Affiliates
(continued)
f. Investments in Affiliated Management Investment Companies
(continued)

Franklin High Income Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin High Income Fund
(continued)
6. Credit Risk and Defaulted Securities
At March 31, 2026, the Fund had 85.6% of its portfolio invested in high yield, senior secured floating rate loans, or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At March
31, 2026, the aggregate value of these securities was $2,508,523, representing 0.1% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified in the accompanying Schedule of Investments.
7. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matures on January 29, 2027. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund may, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended March 31, 2026, the Fund did not use the
Global Credit Facility.
8. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of March 31, 2026, in valuing the Fund's assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin High Income Fund
Assets:
Investments in Securities:
a
Common Stocks :
Diversified Telecommunication Services ..... $ — $ 3,641,865 $ — $ 3,641,865
Metals & Mining ....................... 892,103 — — 892,103
Oil, Gas & Consumable Fuels ............. 738,128 4,004,378 — 4,742,506
Pharmaceuticals ....................... — 3,528,021 — 3,528,021

Franklin High Income Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin High Income Fund
(continued)
Level 1 Level 2 Level 3 Total
Franklin High Income Fund (continued)
Assets: (continued)
Investments in Securities:
a
(continued)
Common Stocks: (continued)
Software ............................. $ — $ — $ 8,307 $ 8,307
Convertible Preferred Stocks ................ 8,230,176 — — 8,230,176
Rights ................................. — 252,652 — 252,652
Convertible Bonds ....................... — 5,706,480 — 5,706,480
Corporate Bonds :
Aerospace & Defense ................... — 54,380,304 — 54,380,304
Automobile Components ................. — 56,091,031 — 56,091,031
Automobiles .......................... — 19,749,234 — 19,749,234
Biotechnology ......................... — 28,740,616 — 28,740,616
Broadline Retail ....................... — 24,103,630 — 24,103,630
Building Products ...................... — 82,076,403 — 82,076,403
Capital Markets ........................ — 46,756,521 — 46,756,521
Chemicals ........................... — 65,683,611 —
b
65,683,611
Commercial Services & Supplies ........... — 72,770,781 — 72,770,781
Communications Equipment .............. — 9,696,689 — 9,696,689
Construction & Engineering ............... — 8,597,969 — 8,597,969
Consumer Finance ..................... — 125,685,726 — 125,685,726
Consumer Staples Distribution & Retail ...... — 10,747,871 — 10,747,871
Containers & Packaging ................. — 52,672,428 — 52,672,428
Distributors ........................... — 4,930,987 — 4,930,987
Diversified Consumer Services ............ — 6,162,613 — 6,162,613
Diversified REITs ...................... — 32,751,318 — 32,751,318
Diversified Telecommunication Services ..... — 126,264,002 — 126,264,002
Electric Utilities ........................ — 68,915,792 — 68,915,792
Electrical Equipment .................... — 11,529,905 — 11,529,905
Electronic Equipment, Instruments &
Components ........................ — 12,566,663 — 12,566,663
Energy Equipment & Services ............. — 81,127,177 — 81,127,177
Entertainment ......................... — 41,222,074 — 41,222,074
Financial Services ...................... — 97,572,529 — 97,572,529
Food Products ........................ — 22,137,597 — 22,137,597
Ground Transportation .................. — 38,306,824 — 38,306,824
Health Care Equipment & Supplies ......... — 22,325,216 — 22,325,216
Health Care Providers & Services .......... — 120,937,408 — 120,937,408
Health Care REITs ..................... — 18,466,065 — 18,466,065
Health Care Technology ................. — 18,097,990 — 18,097,990
Hotel & Resort REITs ................... — 33,571,636 — 33,571,636
Hotels, Restaurants & Leisure ............. — 190,784,552 — 190,784,552
Household Durables .................... — 89,839,324 — 89,839,324
Independent Power and Renewable Electricity
Producers .......................... — 38,753,744 — 38,753,744
Insurance ............................ — 54,625,045 — 54,625,045
IT Services ........................... — 32,014,587 — 32,014,587
Machinery ............................ — 42,316,306 — 42,316,306
Media ............................... — 167,383,277 — 167,383,277
Metals & Mining ....................... — 79,773,470 — 79,773,470
Mortgage Real Estate Investment Trusts
(REITs) ............................ — 30,994,471 — 30,994,471
Oil, Gas & Consumable Fuels ............. — 264,144,710 —
b
264,144,710
Paper & Forest Products ................. — 7,411,367 — 7,411,367
Passenger Airlines ..................... — 15,616,633 — 15,616,633
Personal Care Products ................. — 27,749,907 — 27,749,907
Pharmaceuticals ....................... — 22,526,257 — 22,526,257
Professional Services ................... — 7,996,136 — 7,996,136
8. Fair Value Measurements
(continued)

Franklin High Income Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin High Income Fund
(continued)
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the  period .
9. Operating Segments
The Fund operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the
Fund within the Fund’s investment manager serve as the Chief Operating Decision Maker (“CODM”) and are responsible for evaluating the Fund's operating results and allocating resources in accordance with the Fund’s investment strategy.
Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
10. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Level 1 Level 2 Level 3 Total
Franklin High Income Fund (continued)
Assets: (continued)
Investments in Securities:
a
(continued)
Corporate Bonds: (continued)
Real Estate Management & Development .... $ — $ 17,426,312 $ — $ 17,426,312
Semiconductors & Semiconductor Equipment . — 7,203,834 — 7,203,834
Software ............................. — 17,949,497 — 17,949,497
Specialized REITs ...................... — 56,212,500 — 56,212,500
Specialty Retail ........................ — 8,758,907 — 8,758,907
Technology Hardware, Storage & Peripherals . — 9,967,678 — 9,967,678
Textiles, Apparel & Luxury Goods .......... — 14,292,500 — 14,292,500
Trading Companies & Distributors .......... — 42,713,003 — 42,713,003
Wireless Telecommunication Services ....... — 53,856,114 14,062 53,870,176
Senior Floating Rate Interests ............... — 13,277,285 — 13,277,285
Municipal Bonds ......................... — 7,187,216 — 7,187,216
Escrows and Litigation Trusts ............... — 2,055 —
b
2,055
Short Term Investments ................... 83,369,161 — — 83,369,161
Total Investments in Securities ........... $93,229,568 $2,752,548,693 $22,369 $2,845,800,630
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes financial instruments determined to have no value.
8. Fair Value Measurements
(continued)

Franklin High Income Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin High Income Fund
(continued)
Abbreviations
Selected Portfolio
CME
Chicago Mercantile Exchange
FRN
Floating Rate Note
PIK
Payment-In-Kind
REIT
Real Estate Investment Trust
SOFR
Secured Overnight Financing Rate

Franklin High Income Trust

franklintempleton.com
Semiannual Report
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report
Not applicable.

4305-SFSOI 05/26
© 2026 Franklin Templeton Investments. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrants acknowledge the Staff’s comment. In future filings on Form N-CSR, the certifications required by Rule 30a-2 and Item 19(a)(3) will include the designations “principal executive officer” and “principal financial officer” in the signature blocks, reflecting the capacity in which each signatory executes the certification, in conformity with the language of the Rule and Form N-CSR. The Registrants may also include each signatory’s actual title with respect to the Funds alongside the required designation..

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Franklin High Income Trust

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	May 29, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	May 29, 2026

By:	/s/ Jeffrey White
Jeffrey White
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	May 29, 2026